Operating profit/(loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Staff costs	€ 340.2	€ 308.6	€ 299.7
Depreciation of property, plant and equipment (1)	59.8	59.7	39.3
Impairment of property, plant and equipment	0.0	0.1	0.0
Amortization of software and brands	7.8	8.6	7.0
Operating lease charges(1)	3.0	4.5	18.5
Exchange (gains)/losses	(2.8)	14.6	(2.9)
Research & development expenditure	17.6	18.9	15.5
Inventories recognized as an expense within cost of goods sold	€ 1,627.9	€ 1,536.0	€ 1,410.0